Share-Based Payments - Schedule of Weighted Average Grant Date Fair Value (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share-Based Payments - Schedule of Weighted Average Grant Date Fair Value (Details) [Line Items]
Number of options, beginning balance	800,000	1,666,667
Weighted average Grant date fair value per share, beginning balance	$ 6.14	$ 5.21
Number of options, Granted	474,684	154,074
Weighted average Grant date fair value per share,	$ 0.87	$ 2.87
Number of options, Vested	(653,107)	(354,074)
Weighted average Grant date fair value per share, Vested	$ 2.48	$ 4.71
Number of options, Forfeited	(21,577)	(666,667)
Weighted average Grant date fair value per share, Forfeited	$ 0.87	$ 6.16
Number of options, ending balance	600,000	800,000
Weighted average Grant date fair value per share, ending balance	$ 6.14	$ 6.14
Non Executive Directors [Member]
Share-Based Payments - Schedule of Weighted Average Grant Date Fair Value (Details) [Line Items]
Number of options, beginning balance	5,000	5,000
Weighted average Grant date fair value per share, beginning balance	$ 23	$ 23
Number of options, Granted
Weighted average Grant date fair value per share,
Number of options, Vested
Weighted average Grant date fair value per share, Vested
Number of options, Forfeited
Weighted average Grant date fair value per share, Forfeited
Number of options, ending balance	5,000	5,000
Weighted average Grant date fair value per share, ending balance	$ 23	$ 23